JUDICIAL DEPOSITS - Summary of Detailed Information About Judicial Deposits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Judicial deposits		R$ 457,550	R$ 585,284	R$ 566,190
Unaccrued tax proceedings [Member]
Statement [Line Items]
Judicial deposits	[1]	274,273	273,295
Accrued tax proceedings [Member]
Statement [Line Items]
Judicial deposits	[2]	150,929	266,828
Unaccrued civil proceedings [Member]
Statement [Line Items]
Judicial deposits		5,783	8,212
Accrued civil proceedings [Member]
Statement [Line Items]
Judicial deposits		1,470	2,821
Unaccrued labor proceedings [Member]
Statement [Line Items]
Judicial deposits		11,014	11,970
Accrued labor proceedings [Member]
Statement [Line Items]
Judicial deposits		R$ 14,081	R$ 22,158

[1]	The tax proceedings related to these judicial deposits refer mainly to the ICMS-ST, disclosed in note 22.2, contingent liabilities - possible risk of loss.
[2]	The tax proceedings related to these judicial deposits refer, substantially, to the sum of the amounts highlighted in Note 21, and the amounts provisioned according to Note 22.